Shareholders' equity: - (DSU) plan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Options $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) Options $ / shares	Dec. 31, 2021 USD ($) $ / shares
Changes in number of Deferred share unit (DSU):
Balance of DSU liability, included in Trade and other payables	$ 2,790	$ 2,790	$ 2,503	$ 2,503
Market price of DSU liability | (per share)	$ 8.17	$ 11.08
Value of DSUs in prepaid expenses and other assets	$ 92		$ 103
Deferred share unit (DSU) plan
Shareholders' equity:
Threshold number of days, for calculation of volume weighted average trading price	5 days
Threshold number of days, for calculation of weighted average share price for redemption	5 days
Changes in number of Deferred share unit (DSU):
Balance, beginning of year | Options	311,065		253,028
Units granted | Options	30,208		71,317
Settled | Options	0		(13,280)
Balance, end of year | Options	341,273		311,065
Balance of DSU liability, included in Trade and other payables	$ 2,790	$ 2,790	$ 2,503	$ 2,503
Weighted average fair value per unit granted | (per share)	$ 7.62	$ 10.33	$ 3.66	$ 4.63
Weighted average fair value per unit settled | (per share)			$ 5.64	$ 7.13
Value of DSUs in prepaid expenses and other assets	$ 92		$ 103
Deferred share unit (DSU) plan | General and administrative expenses
Changes in number of Deferred share unit (DSU):
Stock-based compensation expense related to DSU plan	$ 551		$ 1,777